Share-Based Compensation - Share-Based Compensation Expense Narrative (Details) - USD ($) $ in Thousands			3 Months Ended		9 Months Ended
	Apr. 14, 2025	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2025
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense		$ 69	$ 1,985	$ 1,134	$ 8,555
Unrecognized compensation cost related to unvested stock options			23,100	4,300	23,100
Parascent warrant obligation
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense		0	(9)	$ 61	$ 2,027
Unrecognized compensation cost, weighted average period or recognition				1 year	3 months 18 days
Unrecognized compensation cost related to unvested RSAs, RSUs, and warrant obligation			500	$ 200	$ 500
RSAs
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense		69	35	$ 90	$ 238
Unrecognized compensation cost, weighted average period or recognition				3 years 1 month 6 days	3 years
Unrecognized compensation cost related to unvested RSAs, RSUs, and warrant obligation			200	$ 300	$ 200
RSAs | Former CEO Dr. Violin
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Shares repurchased (in shares)	127,889
Share-based compensation expense					200
Stock options
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense		0	1,789	$ 983	$ 5,924
Unrecognized compensation cost, weighted average period or recognition				3 years 10 months 24 days	3 years 3 months 18 days
Stock options | Former CEO Dr. Violin
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Shares forfeited (in shares)	537,127
Share-based compensation expense					$ 2,600
RSUs
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense		$ 0	170		$ 366
Unrecognized compensation cost, weighted average period or recognition					3 years 6 months
Unrecognized compensation cost related to unvested RSAs, RSUs, and warrant obligation			$ 2,300		$ 2,300